Derivative Financial Instruments - Gains and Losses on Derivatives Designated as Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
(Gains)/losses on foreign currency contracts	$ 800	$ (200)	$ (320)	[1]	$ 101	[1]

[1]	Recorded in cost of sales in our consolidated statements of operations.